UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22375

PIMCO Equity Series

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Equity Series

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (800) 927-4648

Date of fiscal year end: June 30

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Table of Contents

PIMCO EqS Pathfinder Fund™

Schedule of Investments

PIMCO EqS Pathfinder Fund™

September 30, 2010 (Unaudited)

	SHARES	MARKET VALUE (000s)
COMMON STOCKS 72.2%
BERMUDA 4.6%
ENERGY 2.1%
Seadrill Ltd.	503,105	$14,620

FINANCIALS 2.5%
Hiscox Ltd.	1,191,148	6,528
Lancashire Holdings Ltd.	1,310,424	11,420

		17,948

Total Bermuda		32,568

CANADA 1.0%
MATERIALS 1.0%
Potash Corp. of Saskatchewan, Inc.	48,663	7,009

Total Canada		7,009

DENMARK 3.1%
CONSUMER STAPLES 2.1%
Carlsberg A/S	145,224	15,110

FINANCIALS 1.0%
Jyske Bank A/S (a)	187,624	7,296

Total Denmark		22,406

FAEROE ISLANDS 1.5%
CONSUMER STAPLES 0.7%
Bakkafrost P/F (a)	734,725	5,129

FINANCIALS 0.8%
BankNordik P/F (a)	211,361	5,210

Total Faeroe Islands		10,339

FRANCE 11.0%
CONSUMER DISCRETIONARY 2.1%
Eutelsat Communications (a)	268,902	10,274
JC Decaux S.A. (a)	181,800	4,810

		15,084

CONSUMER STAPLES 5.3%
Danone	339,822	20,366
L’Oreal S.A.	41,491	4,673
Pernod-Ricard S.A.	153,753	12,862

		37,901

ENERGY 1.5%
Bourbon S.A.	101,163	4,135
Total S.A.	133,719	6,909

		11,044

FINANCIALS 0.5%
BNP Paribas	47,030	3,357

INDUSTRIALS 1.0%
Teleperformance	240,129	6,850

INFORMATION TECHNOLOGY 0.6%
Gemalto NV	99,772	4,095

Total France		78,331

GERMANY 3.4%
FINANCIALS 1.5%
Deutsche Boerse AG	165,075	11,015

HEALTH CARE 0.6%
Rhoen Klinikum AG	201,347	4,442

INDUSTRIALS 0.5%
Kloeckner & Co. SE (a)	153,898	3,459

UTILITIES 0.8%
E.ON AG	181,328	5,347

Total Germany		24,263

GUERNSEY, CHANNEL ISLANDS 1.2%
FINANCIALS 1.2%
Resolution Ltd.	2,138,864	8,238

Total Guernsey, Channel Islands		8,238

HONG KONG 1.9%
FINANCIALS 0.9%
First Pacific Co. Ltd.	4,958,000	4,498
Guoco Group Ltd.	185,000	2,037

		6,535

INDUSTRIALS 1.0%
Jardine Matheson Holdings Ltd.	96,400	4,350
Jardine Strategic Holdings Ltd.	94,500	2,536

		6,886

Total Hong Kong		13,421

ITALY 0.5%
FINANCIALS 0.5%
Intesa Sanpaolo SpA	1,338,310	3,452

Total Italy		3,452

JAPAN 1.3%
INFORMATION TECHNOLOGY 1.3%
Nintendo Co. Ltd.	37,700	9,456

Total Japan		9,456

NETHERLANDS 4.9%
CONSUMER STAPLES 1.7%
CSM	414,129	12,174

ENERGY 1.2%
Dockwise Ltd. (a)	97,894	2,435
Royal Dutch Shell PLC ‘A’	196,444	5,920

		8,355

TELECOMMUNICATION SERVICES 2.0%
Koninklijke KPN NV	914,015	14,162

Total Netherlands		34,691

NORWAY 1.9%
CONSUMER STAPLES 1.1%
Marine Harvest ASA	9,287,108	8,116

INDUSTRIALS 0.8%
Orkla ASA	582,139	5,377

Total Norway		13,493

SINGAPORE 1.3%
FINANCIALS 0.3%
Great Eastern Holdings Ltd.	177,000	2,104

INDUSTRIALS 1.0%
Keppel Corp. Ltd.	1,000,000	6,826

Total Singapore		8,930

SWITZERLAND 4.9%
CONSUMER STAPLES 1.4%
Nestle S.A.	190,762	10,169

FINANCIALS 1.8%
UBS AG (a)	385,664	6,566
Zurich Financial Services AG	26,340	6,175

		12,741

HEALTH CARE 0.5%
Alcon, Inc.	19,300	3,219

INDUSTRIALS 0.7%
Schindler Holding AG	48,942	5,232

MATERIALS 0.5%
Sika AG	2,081	3,842

Total Switzerland		35,203

UNITED KINGDOM 11.0%
CONSUMER STAPLES 6.6%
British American Tobacco PLC	609,781	22,773
Imperial Tobacco Group PLC	618,990	18,465
Reckitt Benckiser Group PLC	102,927	5,669

		46,907

ENERGY 1.8%
BP PLC	1,879,170	12,857

FINANCIALS 2.6%
Barclays PLC	1,526,602	7,175
HSBC Holdings PLC	315,523	3,192
Lloyds Banking Group PLC (a)	2,657,064	3,083
Man Group PLC	1,539,364	5,304

		18,754

Total United Kingdom		78,518

UNITED STATES 18.7%
CONSUMER STAPLES 6.2%
Altria Group, Inc.	313,631	7,533
CVS Caremark Corp.	268,805	8,459
Lorillard, Inc.	145,432	11,680
Philip Morris International, Inc.	123,450	6,916
Reynolds American, Inc.	99,081	5,885

Wal-Mart Stores, Inc.	67,160	3,594

		44,067

ENERGY 1.5%
Apache Corp.	12,564	1,228
Pride International, Inc. (a)	321,140	9,451

		10,679

FINANCIALS 7.1%
Alleghany Corp. (a)	25,972	7,870
Bank of America Corp.	245,637	3,220
Berkshire Hathaway, Inc. (a)	125,558	10,381
CBOE Holdings, Inc.	350,871	7,032
Columbia Banking System, Inc.	62,102	1,220
Northwest Bancshares, Inc.	404,884	4,531
People’s United Financial, Inc.	343,604	4,498
Washington Federal, Inc.	168,934	2,578
White Mountains Insurance Group Ltd.	30,188	9,312

		50,642

HEALTH CARE 0.5%
Genzyme Corp. (a)	47,208	3,342

INFORMATION TECHNOLOGY 2.9%
ADC Telecommunications, Inc. (a)	255,049	3,231
Dell, Inc. (a)	436,219	5,653
Microsoft Corp.	472,743	11,578

		20,462

MATERIALS 0.5%
Airgas, Inc.	51,871	3,525

Total United States		132,717

Total Common Stocks (Cost $485,673)		513,035

EXCHANGE-TRADED FUNDS 4.1%
SPDR Gold Trust	225,413	28,833

Total Exchange-Traded Funds (Cost $26,437)		28,833

REAL ESTATE INVESTMENT TRUSTS 2.0%
Link REIT	4,891,500	14,514

Total Real Estate Investment Trusts (Cost $12,101)		14,514

SHORT-TERM INSTRUMENTS 23.0%

	PRINCIPAL AMOUNT (000’s)
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/01/2010	$747	747

(Dated 09/30/2010. Collateralized by U.S. Treasury Notes 1.000% due 04/30/2012 valued at $766. Repurchase proceeds are $747.)
U.S. TREASURY BILLS 2.2%
0.097% due 10/07/2010 - 11/04/2010 (b)(d)	15,400	15,399

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 20.7%
	14,711,432	147,379

Total Short-Term Instruments (Cost $163,515)		163,525

PURCHASED OPTIONS (e) 0.2%
(Cost $2,864)		1,782

Total Investments 101.5%		$721,689
(Cost $690,590)
Written Options (f) (0.1%) (Premiums $990)		(584)
Other Assets and Liabilities (Net) (1.4%)		(10,119)

Net Assets 100.0%		$710,986

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Non-income producing security.

(b)	Coupon represents a weighted average yield.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $15,399 have been pledged as collateral for written options as governed by International Swaps and Derivatives Association, Inc. Master Agreements as of September 30, 2010.

(e)	Purchased options outstanding on September 30, 2010:

Options on Securities/Exchange-Traded Funds

Description	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - CBOE CBOE Holdings, Inc.	$20.000	11/20/2010	$348	$273	$409
Put - CBOE Novartis AG ADR	55.000	11/20/2010	19	24	18
Put - CBOE SPDR Gold Trust	102.000	12/18/2010	87	155	16
Put - CBOE SPDR Gold Trust	106.000	12/18/2010	48	91	13
Put - CBOE SPDR S&P 500 ETF	102.000	12/18/2010	45	198	79
Put - EUX DJ Euro Stoxx 50 Index	EUR 2,450.000	12/17/2010	EUR 3	378	166
Put - EUX DJ Euro Stoxx 50 Index	2,550.000	12/17/2010	1	202	114
Put - EUX Euro Stoxx 50 Index	2,400.000	11/19/2010	4	417	98
Put - EUX Euro Stoxx 50 Index	2,400.000	12/17/2010	1	185	72
Put - OTC Euro Stoxx Banks Index	$180.000	12/17/2010	$55	941	797

				$2,864	$1,782

(f) Written options outstanding on September 30, 2010:

Options on Securities

Description	Strike Price		Expiration Date	Notional Amount		Premium	Market Value
Call - CBOE CBOE Holdings, Inc.		$23.000	11/20/2010		$170	$147	$60
Call - OTC Barclays PLC	GBP	3.500	10/15/2010	GBP	354	62	0
Call - OTC Barclays PLC		3.600	10/15/2010		349	74	6
Call - OTC BP PLC		3.900	11/19/2010		232	167	153
Put - OTC Euro Stoxx Banks Index	EUR	160.000	12/17/2010	EUR	55	540	365

						$990	$584

(g) Short sales outstanding on September 30, 2010:

Description	Shares	Proceeds	Market Value
Mariner Energy, Inc.	73,733	$1,577	$1,787

(h) Foreign currency contracts outstanding on September 30, 2010:

Type	Currency	Principal Amount Covered by Contract	Settlement Month	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Buy	CHF	29,959	10/2010	RBS	$0	$(174)	$(174)
Sell		29,959	10/2010	RBS	0	(1,275)	(1,275)
Sell		29,959	11/2010	RBS	174	0	174
Sell	DKK	12,228	10/2010	CITI	0	(94)	(94)
Buy		146,087	10/2010	RBS	0	(27)	(27)
Sell		133,858	10/2010	RBS	0	(1,701)	(1,701)
Sell		146,086	11/2010	RBS	27	0	27
Sell	EUR	93,750	10/2010	CITI	0	(8,860)	(8,860)
Sell	GBP	1,777	10/2010	CITI	0	(55)	(55)
Buy		839	10/2010	CSFB	10	0	10
Buy		73,188	10/2010	RBS	0	(518)	(518)
Sell		72,250	10/2010	RBS	0	(1,763)	(1,763)
Sell		71,096	11/2010	RBS	518	0	518
Buy	JPY	663,884	10/2010	BNP	14	0	14
Buy		12,562	10/2010	CITI	1	0	1
Sell		21,368	10/2010	CITI	0	(3)	(3)
Sell		655,078	10/2010	RBS	0	(114)	(114)
Sell		663,884	11/2010	BNP	0	(14)	(14)
Sell	NOK	5,842	10/2010	CITI	0	(46)	(46)
Sell		5,893	10/2010	JPM	0	(2)	(2)
Buy		99,629	10/2010	RBS	0	(134)	(134)
Sell		93,787	10/2010	RBS	0	(1,073)	(1,073)
Sell		105,522	11/2010	RBS	142	0	142
Sell	SGD	2,970	10/2010	JPM	0	(45)	(45)
Buy		6,052	10/2010	RBS	1	0	1
Sell		3,082	10/2010	RBS	0	(68)	(68)
Sell		6,052	11/2010	RBS	0	(1)	(1)

					$887	$(15,967)	$(15,080)

(i) Fair Value Measurements (1)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2010 in valuing the Fund's assets and liabilities (2):

Category and Subcategory (3)	Level 1 (4)	Level 2 (5)	Level 3 (6)	Fair Value at 09/30/2010
Common Stocks
Bermuda
Energy	$0	$14,620	$0	$14,620
Financials	0	17,948	0	17,948
Canada
Materials	7,009	0	0	7,009
Denmark
Consumer Staples	0	15,110	0	15,110
Financials	0	7,296	0	7,296
Faeroe Islands
Consumer Staples	0	5,129	0	5,129
Financials	0	5,210	0	5,210

France
Consumer Discretionary	0	15,084	0	15,084
Consumer Staples	0	37,901	0	37,901
Energy	0	11,044	0	11,044
Financials	0	3,357	0	3,357
Industrials	0	6,850	0	6,850
Information Technology	0	4,095	0	4,095
Germany
Financials	0	11,015	0	11,015
Health Care	0	4,442	0	4,442
Industrials	0	3,459	0	3,459
Utilities	0	5,347	0	5,347
Guernsey, Channel Islands
Financials	0	8,238	0	8,238
Hong Kong
Financials	0	6,535	0	6,535
Industrials	0	6,886	0	6,886
Italy
Financials	0	3,452	0	3,452
Japan
Information Technology	0	9,456	0	9,456
Netherlands
Consumer Staples	0	12,174	0	12,174
Energy	0	8,355	0	8,355
Telecommunication Services	0	14,162	0	14,162
Norway
Consumer Staples	0	8,116	0	8,116
Industrials	0	5,377	0	5,377
Singapore
Financials	0	2,104	0	2,104
Industrials	0	6,826	0	6,826
Switzerland
Consumer Staples	0	10,169	0	10,169
Financials	0	12,741	0	12,741
Health Care	3,219	0	0	3,219
Industrials	0	5,232	0	5,232
Materials	0	3,842	0	3,842
United Kingdom
Consumer Staples	0	46,907	0	46,907
Energy	0	12,857	0	12,857
Financials	0	18,754	0	18,754
United States
Consumer Staples	44,067	0	0	44,067
Energy	10,679	0	0	10,679
Financials	50,642	0	0	50,642
Health Care	3,342	0	0	3,342
Information Technology	20,462	0	0	20,462
Materials	3,525	0	0	3,525

Exchange-Traded Funds	28,833	0	0	28,833
Real Estate Investment Trusts	0	14,514	0	14,514
Short-Term Instruments
Repurchase Agreements	0	747	0	747
U.S. Treasury Bills	0	15,399	0	15,399
PIMCO Short-Term Floating NAV Portfolio	147,379	0	0	147,379
Purchased Options
Equity Contracts	956	797	0	1,753
Other Contracts	29	0	0	29
Investments, at value	$320,142	$401,547	$0	$721,689

Short Sales, at value	$(1,787)	$0	$0	$(1,787)

Financial Derivative Instruments(7) - Assets
Foreign Exchange Contracts	$0	$887	$0	$887

Financial Derivative Instruments(7) - Liabilities
Equity Contracts	(60)	(524)	0	(584)
Foreign Exchange Contracts	0	(15,967)	0	(15,967)
	$(60)	$(16,491)	$0	$(16,551)

Totals	$318,295	$385,943	$0	$704,238

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	There were no significant transfers into and out of level 1, 2, and 3 during the period ended September 30, 2010.
(3)	Refer to the Schedule of Investments for additional information.
(4)	Quoted prices in active markets for identical investments.
(5)	Significant other observable inputs.
(6)	Significant unobservable inputs.
(7)	Financial derivative instruments may include open futures contracts, swap contracts, written options, and foreign currency contracts.

1. Federal Income Tax Matters

As of September 30, 2010, the aggregate cost of investments was the same for federal tax and financial statement purposes. The net unrealized appreciation/(depreciation) of investment securities for federal income tax purposes were as follows (amounts in thousands):

Fund Name	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation
PIMCO EqS Pathfinder FundTM	$45,637	$(14,538)	$31,099

2. Significant Accounting Policies

U.S. GAAP defines fair market value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows;

•	Level 1—Inputs using quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees (the “Board”) or persons acting at their direction that are used in determining the fair market value of investments.

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange—traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the NYSE. These securities are valued using pricing service providers that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in privately held investment fund will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair market value The valuation techniques and significant inputs used in determining the fair market values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available are valued at fair market value as determined in good faith by the Board or persons acting at their direction and are categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has delegated to the investment adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated the responsibility for applying the valuation methods to PIMCO. For instances which market quotes are not readily available investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. When the Fund uses fair valuation methods applied by PIMCO that uses significant unobservable inputs to determine its NAV, securities will be priced by another method that the Board or persons acting at their direction believe accurately reflects fair market value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for the Fund.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BNP	BNP Paribas Bank	CSFB	Credit Suisse First Boston	RBS	Royal Bank of Scotland Group PLC
CITI	Citigroup, Inc.	JPM	JPMorgan Chase & Co.

Currency Abbreviations:
CHF	Swiss Franc	GBP	British Pound	SGD	Singapore Dollar
DKK	Danish Krone	JPY	Japanese Yen	USD	United States Dollar
EUR	Euro	NOK	Norwegian Krone

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over-the-Counter	EUX	Eurex Exchange

Other Abbreviations:
REIT	Real Estate Investment Trust	SPDR	Standard & Poor's Depository Receipts

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series

By:	/s/ Neel T. Kashkari
Neel T. Kashkari
President, Principal Executive Officer

Date:	November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Neel T. Kashkari
Neel T. Kashkari
President, Principal Executive Officer

Date:	November 23, 2010

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	November 23, 2010